REVENUE AND COST OF SALES (Tables)	3 Months Ended
Mar. 31, 2025
REVENUE AND COST OF SALES
Schedule Of Revenue
	March 31, 2025	March 31, 2024
Concentrate sales	$15,761	$12,674
Provisional pricing adjustments	3,075	(281)
	$18,836	$12,393

Schedule Of Cost Of Sales
	March 31, 2025	March 31, 2024
Production costs	$7,440	$9,233
Depreciation and depletion	834	821
	$8,274	$10,054